Trade, other payables and provisions (Tables)	12 Months Ended
Dec. 31, 2022
Trade, other payables and provisions [abstract]
Disclosure Of Detailed Information Of Trade And Other Payables [table text block]
At 31 December
(in USD million) 2022 2021
Trade payables 6,207 6,249
Non-trade payables and accrued expenses 2,688 2,181
Payables due to participation in joint operations and

similar arrangements
2,074 1,876
Payables to equity accounted associated companies

and other related parties
1,479 2,045
Total financial trade and other payables 12,449 12,350
Current portion of provisions and other non-financial

payables
903 1,960
Trade, other payables and provisions 13,352 14,310